LONG-TERM DEBT	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
LONG-TERM DEBT

10.    LONG-TERM DEBT

The following table presents GFL’s long-term debt for the periods indicated:

	December 31, 2021	December 31, 2020
Revolving credit facility	$—	$148.8
Term loan A facility	500.0	—
Term loan B facility	1,647.9	1,671.6
Notes
4.250% USD senior secured notes (“4.250% 2025 Secured Notes”)(1)	633.9	636.6
3.750% USD senior secured notes (“3.750% 2025 Secured Notes”)(2)	950.9	954.9
5.125% USD senior secured notes (“5.125% 2026 Secured Notes”)(3)	633.9	636.6
3.500% USD senior secured notes (“3.500% 2028 Secured Notes”)(4)	950.9	954.9
8.500% USD senior notes (“8.500% 2027 Notes”)	—	458.4
4.000% USD senior notes (“4.000% 2028 Notes”)(5)	950.9	636.6
4.750% USD senior notes (“4.750% 2029 Notes”)(6)	950.9	—
4.375% USD senior notes (“4.375% 2029 Notes”)(7)	697.2	—
Equipment loans and others at interest rates ranging from 3.02% to 4.37%	4.6	9.2
Subtotal	7,921.1	6,107.6
Discount	(4.6)	(5.4)
Net derivative instruments	131.9	122.3
Deferred finance costs	(69.4)	(58.4)
Total long-term debt	7,979.0	6,166.1
Less: Current portion of long-term debt	(17.2)	(4.6)
Total non-current portion of long-term debt	$7,961.8	$6,161.5

(1)	The 4.250% 2025 Secured Notes bear interest semi-annually which commenced on December 1, 2020 with the principal maturing on June 1, 2025.
(2)	The 3.750% 2025 Secured Notes bear interest semi-annually which commenced on February 1, 2021 with the principal maturing on August 1, 2025.
(3)	The 5.125% 2026 Secured Notes bear interest semi-annually which commenced on December 15, 2019 with principal maturing on December 15, 2026.
(4)	The 3.500% 2028 Secured Notes bear interest semi-annually which commenced on September 1, 2021 with principal maturing on September 1, 2028.
(5)

The 4.000% 2028 Notes are comprised of US$500.0 million of initial notes and US$250.0 million of additional notes. The initial notes bear interest semi-annually which commenced on February 1, 2021, and the additional notes bear interest semi-annually commencing on February 1, 2022. The total principal is maturing on August 1, 2028.

(6)	The 4.750% 2029 Notes bear interest semi-annually commencing on December 15, 2021 with principal maturing on June 15, 2029.
(7)	The 4.375% 2029 Notes bear interest semi-annually commencing on February 15, 2022 with principal maturing on August 15, 2029.

Revolving credit facility and term loan facility

On September 27, 2021, GFL amended its credit facility agreement (the “Revolving Credit Agreement”) to, among other things, (a) modify the applicable pricing grid, (b) extend the term to September 27, 2026, (c) increase the Revolving Credit Facility (defined below) by an additional $200.0 million, and (d) add a delayed draw term loan of up to $500.0 million to finance acquisitions (the “Term Loan A Facility”).

Under the Revolving Credit Agreement, GFL has access to $905.0 million of revolving credit facilities (available in Canadian and US dollars) and an aggregate of US$75.0 million of revolving credit facilities (available in US dollars) (collectively, the “Revolving Credit Facility”). The Revolving Credit Facility and Term Loan A Facility accrue interest at a rate of LIBOR/Bankers Acceptance plus 1.500% to 2.250% or Canadian/US prime plus 0.500% to 1.250%.

As at December 31, 2021, GFL had $nil drawn under the Revolving Credit Facility ($148.8 million as at December 31, 2020) and $500.0 million drawn under the Term Loan A Facility.

The Revolving Credit Agreement contains a Total Net Funded Debt to Adjusted EBITDA and an Interest Coverage Ratio (each as defined in the Revolving Credit Agreement) financial maintenance covenant.

The Total Net Funded Debt to Adjusted EBITDA ratio to be maintained is equal to or less than 6.00 to 1.00 for a period of four complete fiscal quarters following completion of a Material Acquisition (as defined in the Revolving Credit Agreement) and at all other times, equal to or less than 5.75 to 1.00. The Interest Coverage Ratio must be equal to or greater than 3.00 to 1.00. As at December 31, 2021, GFL was in compliance with these covenants and as at December 31, 2020, GFL was in compliance with the financial maintenance covenant in effect at that time. The Revolving Credit Facility is secured by mortgages on certain properties, a general security agreement over all the assets of GFL and certain material subsidiaries and a pledge of shares of all subsidiaries..

GFL has a term loan B facility totaling US$1,299.8 million (the “Term Loan B Facility”), which matures on May 31, 2025 and bears interest at a rate of LIBOR (with a floor rate at 0.500%) plus 3.000% or US prime plus 2.000%. The Term Loan B Facility is secured by mortgages on certain properties, a general security agreement over all the assets of GFL and certain material subsidiaries and a pledge of the shares of such subsidiaries.

Notes

2021

On June 8, 2021, GFL issued the 4.750% 2029 Notes, the net proceeds of which were used to fund the redemption of the 8.500% 2027 Notes, including related fees, premiums and accrued interest, with the remaining net proceeds used to pay down the Revolving Credit Facility. A prepayment penalty on the early redemption of the 8.500% 2027 Notes of $49.3 million and write off of deferred finance costs of $3.4 million were recognized in interest and other finance costs.

GFL issued the 4.375% 2029 Notes on August 10, 2021 and the 4.000% 2028 Notes on September 24, 2021. The net proceeds from these offerings were used for general corporate purposes, including acquisitions.

2020

On March 5, 2020, GFL used a portion of the net proceeds of the IPO to fund the redemption of certain notes. A loss on extinguishment of the notes of $73.8 million and write off of deferred financing costs of $17.4 million were recognized in interest and other finance costs for the year ended December 31, 2020.

GFL issued the 4.250% 2025 Secured Notes on April 22, 2020, and the 3.750% 2025 Secured Notes on August 24, 2020. The net proceeds from these offerings were used for general corporate purposes, including acquisitions.

On November 23, 2020, GFL issued the 4.000% 2028 Notes, the net proceeds of which were used to fund the redemption of the 7.000% 2026 Notes, including related fees, premiums and accrued interest. A prepayment penalty on the early redemption of the 7.000% 2026 Notes of $35.5 million and write off of deferred financing costs of $6.6 million were recognized in interest and other finance costs for the year ended December 31, 2020.

On December 21, 2020, GFL issued the 3.500% 2028 Secured Notes, the net proceeds of which were used to fund the redemption of US$744.3 million of the Term Loan B Facility, related fees, premiums and accrued interest.

See Note 20 for additional information on the hedging arrangements related to above mentioned notes.

Paid in Kind (“PIK”) Notes

On March 5, 2020, in connection with the pre-closing capital changes implemented as part of the IPO, certain existing shareholders of Holdings subscribed for additional non-voting shares at a fair market value price per share of US$19.00, the proceeds of which, together with a loan in an aggregate principal amount of $29.0 million from Sejosa Holdings Inc., an entity controlled by Patrick Dovigi, Founder, Chairman, President and Chief Executive Officer of GFL, were used to redeem in full the PIK Notes in an aggregate amount of $1,049.9 million plus redemption premiums and penalties. A loss on extinguishment of $59.4 million was recognized in interest and other finance costs the year ended December 31, 2020.

Changes in long-term debt arising from financing activities

The following table presents GFL’s opening balances of long-term debt reconciled to closing balances:

	December 31, 2021	December 31, 2020
Balance, beginning of period	$6,166.1	$7,625.1
Cash flows
Issuance of long-term debt	3,816.0	4,667.9
Repayment of long-term debt	(2,010.8)	(6,200.3)
Payment of financing costs	(30.6)	(41.0)
Non-cash changes
Accrued interest and other non-cash changes	19.1	125.6
Revaluation of foreign exchange	5.8	(129.7)
Fair value movements on cash flow hedges	13.4	118.5
Balance, end of period	$7,979.0	$6,166.1

Commitments related to long-term debt

The following table presents GFL’s principal future payments on long term debt in each of the next five years as follows:

2022	$17.2
2023	16.9
2024	16.9
2025	1,589.2
2026	1,134.1
Thereafter	5,146.8
$7,921.1